Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01
Common stock [member]
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	326,507,544	174,629,755
Common stock, shares outstanding (in shares)	326,507,544	174,629,755